Stockholders' Equity - Schedule of Stock by Class (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Employee Stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)	1,396,252
Total Equity Awards
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)	3,515,303	432,413
Shares available for future grant
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)	3,666,234	1,671,076
Warrants
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		2,824,974
Private Placement Warrants
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)	8,333,333
Warrants to purchase Series A-5 preferred stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)	5,933,333
Warrants to purchase Series A-6 preferred stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		5,010
Warrants to purchase Series B preferred stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		6,179
Warrants to purchase Series B-3 preferred stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		42,354
Preferred stock
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		706,243
Series A-1
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)	25,237,155
Series A-2
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		152,188
Series A-3
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		675,638
Series A-4
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		712,198
Series A-5
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		148,834
Series A-6
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		868,487
Series B
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		953,163
Series B-1
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		8,059,581
Series B-2
Class of Stock [Line Items]
Total common stock available for future issuance (in shares)		1,936,284